Borrowings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Borrowings [Line Items]
Borrowings	₩ 29,818,542	₩ 27,586,610
Borrowings
Borrowings [Line Items]
Borrowings, gross	29,820,398	27,586,778
Deferred origination costs	(1,856)	(168)
Borrowings	29,818,542	27,586,610
In won
Borrowings [Line Items]
Borrowings, gross	₩ 14,438,687	₩ 12,498,556
Borrowings from Bank of Korea
Borrowings [Line Items]
Maximum Interest rate	0.75%	0.75%
Minimum Interest rate	0.50%	0.50%
Borrowings, gross	₩ 2,329,946	₩ 2,913,045
Others
Borrowings [Line Items]
Maximum Interest rate	4.25%	5.00%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 12,108,741	₩ 9,585,511
In foreign currency
Borrowings [Line Items]
Borrowings, gross	₩ 6,327,354	₩ 5,161,572
Overdraft due to banks
Borrowings [Line Items]
Maximum Interest rate	0.00%	0.00%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 77,673	₩ 128,634
Borrowings from banks
Borrowings [Line Items]
Maximum Interest rate	12.00%	12.50%
Minimum Interest rate	0.00%	0.10%
Borrowings, gross	₩ 4,653,055	₩ 3,737,366
Others
Borrowings [Line Items]
Maximum Interest rate	7.90%	7.90%
Minimum Interest rate	2.60%	0.00%
Borrowings, gross	₩ 1,596,626	₩ 1,295,572
Call money
Borrowings [Line Items]
Maximum Interest rate	6.85%	6.20%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 1,425,162	₩ 856,813
Bills sold
Borrowings [Line Items]
Maximum Interest rate	1.70%	3.26%
Minimum Interest rate	0.75%	0.65%
Borrowings, gross	₩ 14,536	₩ 13,605
Bonds sold under repurchase agreements
Borrowings [Line Items]
Maximum Interest rate	6.50%	6.00%
Minimum Interest rate	0.50%	0.00%
Borrowings, gross	₩ 7,614,659	₩ 9,056,232
Deferred origination costs
Borrowings [Line Items]
Deferred origination costs	₩ (1,856)	₩ (168)